Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information
Supplemental Cash Flow Information

18. Supplemental Cash Flow Information(1)

	March 31,	March 31,
	2023	2022
Cash paid for interest	$5,731,120	$3,059,277
Cash paid for income taxes	—	—
(1)	For supplemental cash flow information related to leases, refer to Note 9.

20. Supplemental Cash Flow Information(1)

	Year Ended December 31,
	2022	2021
Cash paid for interest	$16,560,487	$6,861,212
Cash paid for income taxes	5,132,280	5,885,899
Change in construction accrued expenses	94,556	(1,787,111)
Non-cash investing
Acquisition of Nevada through issuance of SVS	—	1,385,239
Acquisition of Nevada through restricted cash and deferred acquisition costs	—	1,620,636
Acquisition of Charm City through issuance of SVS	—	1,367,590
Acquisition of Charm City through issuance of note payable	—	2,000,000

(1)	For supplemental cash flow information related to leases, refer to Note 10.